Dreyfus Growth Allocation Fund
Dreyfus Growth Allocation Fund
July 30, 2013 DREYFUS ALLOCATION FUNDS DREYFUS GROWTH ALLOCATION FUND Supplement to Summary Prospectus dated March 14, 2013 and Statutory Prospectus dated January 1, 2013 As Revised March 14, 2013

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" and "Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus and "Fund Details – Goal and Approach— Equity Investments — U.S. Mid-/Small-Cap" in the statutory prospectus:

For each Fund, Dreyfus Structured MidCap Core Fund replaces Dreyfus MidCap Core Fund.

The following supersedes the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" and "Fund Summary — Principal Investment Strategy — Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus and "Fund Details – Goal and Approach— Fixed-Income Investments — U.S. Fixed-Income" in the statutory prospectus:

For each Fund, Dreyfus Intermediate Term Income Fund replaces Dreyfus Total Return Advantage Fund.